                         DELAWARE GROUP EQUITY FUNDS II

                      Delaware Decatur Equity Income Fund
                        Delaware Growth and Income Fund
                         Delaware Social Awareness Fund

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                             dated January 31, 2002

                        Delaware Diversified Value Fund

                            Supplement to the Fund's
                    Class A, Class B and Class C Prospectus
                dated January 31, 2002 (as amended May 1, 2002)

                                (each a "Fund")

The Board of Trustees has approved the following changes in sales charges for all Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in these Prospectuses to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware Decatur Equity Income Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Decatur Equity Income Fund":

                                                                           Average annual returns for periods ending 12/31/01

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                             10 years or
                                                                                     1 year      5 years      lifetime**
-----------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                          -9.37%       6.37%        10.49%
-----------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                          -9.90%       3.79%         7.05%
-----------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                  -5.72%       4.36%         7.17%
-----------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                         -8.35%       6.50%        10.63%
-----------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                         -5.49%       6.82%         7.26%
-----------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index
 (reflects no deduction for fees, expenses, or taxes)                                -11.88%      10.70%        12.93%
-----------------------------------------------------------------------------------------------------------------------------


The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in

                                                                     PS-062
                                                                (J8595) BUR 9/02
effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -4.56%, 6.82% and 10.63% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be -4.54%, 6.82% and 9.13% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for the Class B and Class C shares of the Fund were September 6, 1994 and November 29, 1995, respectively. The S&P 500 Composite Stock Price Index returns are for 10 years. Index returns for Class B and Class C lifetime periods were 15.32% and 12.82%, respectively.

What are Delaware Decatur Equity Income Fund's fees and expenses?


------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                   A           B            C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                      5.75%      none          none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever
                                            is lower                                            none(1)    4.00%(2)      1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                             none       none          none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                      none       none          none
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                   A           B            C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                      0.60%      0.60%        0.60%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                0.25%(4)   1.00%        1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                       0.22%      0.22%        0.22%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                             1.07%      1.82%        1.82%
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(6)                          A        B             B            C                C
compare the cost of investing in the                                                    (if redeemed)                 (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment        1 year                        $678     $185          $585         $185             $285
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a                3 years                       $896     $573          $848         $573             $573
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the           5 years                     $1,131     $985        $1,210         $985             $985
time shown.(5) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $1,806   $1,940        $1,940       $2,137           $2,137
expenses, which may be greater or
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses that went into effect on May 2, 1994. Under this formula, 12b-1 plan expenses for Class A shares will not be more than 0.30% or less than 0.10%.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Growth and Income Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables page 5 of the Prospectus under "Profile: Delaware Growth and Income Fund":

                                                          Average annual returns for the periods ending 12/31/01

----------------------------------------------------------------------------------------------------------------
                                                                                                   10 years or
                                                                               1 year    5 years    lifetime**
----------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                  -12.12%     5.39%       10.17%
----------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                  -12.25%     3.53%        7.23%
----------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares           -7.38%     3.90%        7.18%
----------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                 -11.13%     5.55%       10.41%
----------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                  -8.31%     5.91%        8.38%
----------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index
 (reflects no deduction for fees, expenses, or taxes)                         -11.88%    10.70%       12.93%
----------------------------------------------------------------------------------------------------------------


The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -7.43%, 5.90% and 10.41% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be -7.39%, 5.91% and 8.38% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Fund were September 6, 1994 and November 29, 1995, respectively. The S&P 500 Composite Stock Price Index returns are for 10 years. Index returns for Class B and Class C lifetime periods were 15.32% and 12.82%, respectively.

What are Delaware Growth and Income Fund's fees and expenses?


------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                   A           B            C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                     5.75%         none         none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or redemption
                                            price, whichever is lower                           none(1)     4.00%(2)     1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                             none         none         none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                      none         none         none
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                   A            B            C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                     0.63%        0.63%        0.63%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees               0.30%        1.00%        1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                      0.37%        0.37%        0.37%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                            1.30%        2.00%        2.00%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(5)                          A        B             B            C                C
compare the cost of investing in the                                                        (if redeemed)             (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment        1 year                        $700     $203          $603         $203             $303
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a                3 years                       $963     $627          $902         $627             $627
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the           5 years                     $1,247   $1,078        $1,303       $1,078           $1,078
time shown.(4) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $2,053   $2,147        $2,147       $2,327           $2,327
expenses, which may be greater or
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.75% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example.
(5) The Class B example reflects the conversion of Class B shares to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Social Awareness Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Social Awareness Fund":

                         Average annual returns for the periods ending 12/31/01

--------------------------------------------------------------------------------
                                                            1 year    lifetime**
--------------------------------------------------------------------------------
 Class A return before taxes                               -15.68%      4.31%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions               -15.60%      3.75%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale
 of Fund shares                                             -9.55%      3.47%
--------------------------------------------------------------------------------
 Class B return before taxes*                              -14.73%      4.42%
--------------------------------------------------------------------------------
 Class C return before taxes*                              -12.06%      4.81%
--------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index
 (reflects no deduction for fees, expenses, or taxes)      -11.88%      9.53%
--------------------------------------------------------------------------------


The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B and Class C would be -11.17% and 4.81% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception date for Class A, Class B and Class C shares of the Fund was February 24, 1997. S&P 500 Composite Stock Index returns are for 10 years. Index return for Class B and Class C lifetimes was 4.81%.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                   A            B           C
from your investments when you buy
or sell shares of the Fund.                -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                     5.75%        none         none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever is lower                none(1)    4.00%(2)     1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                             none        none         none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                      none        none         none
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                   A           B            C
deducted from the Fund's income            -----------------------------------------------------------------------------------------
or assets.                                 Management fees                                     0.75%       0.75%        0.75%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees               0.30%(4)    1.00%        0.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                      0.70%       0.70%        0.37%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                1.75%       2.45%        2.45%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(5)                        (0.25%)     (0.20%)      (0.20%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                        1.50%       2.25%        2.25%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(7)                          A        B             B            C               C
compare the cost of investing in the                                                     (if redeemed)                 (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment
objectives. We show the cumulative          1 year                        $719     $228          $628         $228            $328
amount of Fund expenses on a               -----------------------------------------------------------------------------------------
hypothetical investment of $10,000          3 years                     $1,071     $744        $1,019         $744            $744
with an annual 5% return over the          -----------------------------------------------------------------------------------------
time shown.(6) This is an example only,     5 years                     $1,447   $1,288        $1,513       $1,288          $1,288
and does not represent future              -----------------------------------------------------------------------------------------
expenses, which may be greater or          10 years                     $2,499   $2,598        $2,598       $2,771          $2,771
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------




(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Class A Shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The distributor has agreed to waive a portion of 12b-1 fees through January 31, 2003 in order to prevent these fees from exceeding 0.25% of average daily net assets.

(5) The investment manager has contracted to waive fees and pay expenses through January 31, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Diversified Value Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Delaware Diversified Value Fund":

                         Average annual returns for the periods ending 12/31/01

--------------------------------------------------------------------------------
                                                           1 year    lifetime**
--------------------------------------------------------------------------------
 Class A return before taxes                               -10.76%      6.27%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions               -11.02%      4.61%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale
 of Fund shares                                             -6.55%      4.26%
--------------------------------------------------------------------------------
 Class B return before taxes*                                 N/A        N/A
--------------------------------------------------------------------------------
 Class C return before taxes*                                 N/A        N/A
--------------------------------------------------------------------------------
 Russell 1000 Value Index
 (reflects no deduction for fees, expenses, or taxes)       -5.59%      7.49%
--------------------------------------------------------------------------------


The Fund's returns above are compared to the performance of the Russell 1000 Value Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. The returns are not shown for Class B and Class C shares because the Classes commenced operations after the close of the Fund's fiscal year.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception date for the Class A shares of the Fund was September 15, 1998. Inception dates for the Class B and Class C shares for the Fund was May 1, 2002. Salomon Smith Barney Cash Pay High-Yield Index returns are for 10 years. Index returns for Class B and Class C lifetimes are not shown because the Classes commenced operations after the close of the Fund's fiscal year.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                   A           B            C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                      5.75%        none         none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever is lower                none(1)     4.00%(2)     1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                              none        none         none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                       none        none         none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                   A           B            C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                      0.65%       0.65%        0.65%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                0.25%(4)    1.00%        1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                       0.64%       0.64%        0.64%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                 1.54%       2.29%        2.29%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(5)                         (0.54%)     (0.54%)      (0.54%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                         1.00%       1.75%        1.75%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(7)                          A        B             B            C                C
compare the cost of investing in the                                                    (if redeemed)                 (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment        1 year                        $671     $178          $578         $178             $278
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a                3 years                       $984     $664          $939         $664             $664
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the           5 years                     $1,318   $1,176        $1,401       $1,176           $1,176
time shown.(6) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $2,261   $2,395        $2,395       $2,584           $2,584
expenses, which may be greater or
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Class A shares are subject to a 12b-1fee of 0.30% of average daily net assets. However, the distributor has contracted to waive a portion of that 12b-1 fee through April 30, 2003 in order to prevent total 12b-1 plan expenses from exceeding 0.25% of average daily net assets. The distributor waived the 12b-1 fees from the Fund's inception through April 30, 2002. Had the 12b-1 fees not been waived, the Fund's returns shown on page 3 would have been lower.

(5) The investment manager has contracted to waive fees and pay expenses through April 30, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.20% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
(7) The Class B example reflects the conversion of Class B shares to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Decatur Equity Income Fund, Delaware Growth and Income Fund, Delaware Social Awareness Fund and Delaware Diversified Value Fund:

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class -- Class B" of the Fund's prospectus on page 14 for Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund; page 10 for Delaware Social Awareness Fund; and page 11 for Delaware Diversified Value Fund:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


This Supplement is dated September 16, 2002.


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